October 14, 2020
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Trustees' Equity Fund (the “Trust”)
2-65955-99
Commissioners:
Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 9, 2020, filed pursuant to Rule 497(e), for the International Value Fund, a series of the above mentioned Trust.
Please contact me at (610) 669-7310 or (lisa_k_whittaker@vanguard.com), with any questions or comments.
Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission